INVESTMENTS IN ASSOCIATES	6 Months Ended
Jun. 30, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
INVESTMENTS IN ASSOCIATES	INVESTMENTS IN ASSOCIATES
The following table represents the change in balance of investments in associates:

US$ MILLIONS	For the six-month period ended June 30, 2022
Balance at the beginning of the period	$—
Acquisitions	455
Share of losses for the period	(4)
Foreign currency translation and other	(19)
Share of other comprehensive income	4
Distributions	(17)
Ending Balance	$419
In February 2022, our company acquired an approximate 8% interest in an Australian regulated utility, AusNet Services Ltd (“AusNet”) for $455 million. Based on our ownership interest and governance rights retained, our company equity accounts for the entity.
The following tables summarize the aggregate balances of investments in associates on a 100% basis:

As of
US$ MILLIONS	June 30, 2022
Financial position:
Total assets	13,868
Total liabilities	(8,462)
Net assets	$5,406

US$ MILLIONS	For the three-month period ended June 30, 2022	For the six-month period ended June 30, 2022
Financial performance:
Total revenue	$361	$521
Total net income for the period(1)	36	(52)
Our company’s share of net income	$2	$(4)
1.Total net income for the six-month period ended June 30, 2022 includes acquisition-related transaction costs of $105 million.